BANK LOANS (Details) € in Thousands, ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended				15 Months Ended	72 Months Ended
	Jun. 30, 2016 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 EUR (€)	Jul. 31, 2016 USD ($) loan	Dec. 31, 2015 EUR (€)	Dec. 31, 2016 CNY (¥)	Jul. 31, 2016 CNY (¥)	Jun. 30, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Maturities of long-term borrowings
Within 1 year			$ 4,709					¥ 32,694
Between 1 to 2 years			7,005					48,635
Between 2 to 3 years			9,487					65,867
Between 3 to 4 years			342					2,376
Between 4 to 5 years			276					1,919
Long-term borrowings			21,819					151,491
US$ or EUR denominated loans
Short-term loan
Loan facility maximum borrowing capacity	$ 50,000									¥ 346,850
Draw downs		€ 5,000	15,000	¥ 140,616
Long-term loans
Term of loan facility	3 years
Repayments of loan			500	3,469
Several Euro denominated loan
Long-term loans
Principal amount of loan					€ 2,335		€ 2,335				¥ 17,072
Repayments of loan		€ 373		2,728
Several Euro denominated loan | Minimum
Long-term loans
Term of loan facility							4 years 29 days
Several Euro denominated loan | Maximum
Long-term loans
Term of loan facility							7 years 7 months 2 days
LIBOR | US$ denominated loan
Long-term loans
Variable Interest rate (as a percent)	2.25%
EURIBOR | Euro denominated loan
Long-term loans
Variable Interest rate (as a percent)	2.00%
3 months EURIBOR | Several Euro denominated loan | Minimum
Long-term loans
Variable Interest rate (as a percent)							0.00%
3 months EURIBOR | Several Euro denominated loan | Maximum
Long-term loans
Variable Interest rate (as a percent)							5.20%
Revolving loan facility
Short-term loan
Number of revolving loan facility agreements						2
Loan facility maximum borrowing capacity						$ 60,000			¥ 416,220
Draw downs			50,000	¥ 346,850
Pledged value of bank deposit			$ 10,000					¥ 69,370
Revolving loan facility | 1-month LIBOR
Long-term loans
Variable Interest rate (as a percent)		1.65%	1.65%	1.65%	1.65%